Related parties (Details) SFr in Millions	12 Months Ended
	Dec. 31, 2015 CHF (SFr) member year	Dec. 31, 2014 CHF (SFr) member	Dec. 31, 2013 CHF (SFr)
Members of the Executive Board
Activity in loans to related parties
Balance at beginning of period	SFr 5	SFr 10	SFr 8
Additions	21	3	4
Reductions	0	(8)	(2)
Balance at end of period	SFr 26	SFr 5	10
Loans to members of the Executive Board, number of members | member	7	3
Loans to members of the Executive Board, term (in years) | year	10
Highest loan outstanding with an individual Executive Board member	SFr 8
Members of the Board of Directors
Activity in loans to related parties
Balance at beginning of period	16	SFr 55	41
Additions	1	6	16
Reductions	(9)	(45)	(2)
Balance at end of period	SFr 8	SFr 16	55
Loans to members of the Board of Directors, number of members | member	3	3
Loans made by Group or any of its subsidiaries to equity method investees
Activity in loans to related parties
Balance at beginning of period	SFr 13	SFr 10	12
Net borrowings/(repayments)	122	3	(2)
Balance at end of period	135	13	10
Bank
Activity in loans to related parties
Balance at beginning of period	6,453
Balance at end of period	5,154	6,453
Bank | Members of the Executive Board
Activity in loans to related parties
Balance at beginning of period	5	10	8
Additions	21	3	4
Reductions	0	(8)	(2)
Balance at end of period	SFr 26	SFr 5	10
Loans to members of the Executive Board, number of members | member	6	2
Bank | Members of the Board of Directors
Activity in loans to related parties
Balance at beginning of period	SFr 16	SFr 55	41
Additions	1	6	16
Reductions	(9)	(45)	(2)
Balance at end of period	SFr 8	SFr 16	SFr 55
Loans to members of the Board of Directors, number of members | member	3	3